Parent Only Condensed Financial Information (Statement of Financial Condition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash and due from banks	$ 6,242	$ 8,692
Other assets	7,778	2,611
Total Assets	1,171,358	1,216,908
Long-term debt	114,124	129,531
Other liabilities	7,867	9,706
Total Liabilities	1,079,777	1,116,860
Stockholders' Equity	91,581	100,048	98,974	51,391
Total Liabilites and Stockholders' equity	1,171,358	1,216,908
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and due from banks	1,052
Investment in subsidiaries	95,037	104,088
Restricted common stock	124	124
Other assets	58	36
Total Assets	96,271	104,248
Long-term debt	4,124	4,124
Other liabilities	566	76
Total Liabilities	4,690	4,200
Stockholders' Equity	91,581	100,048
Total Liabilites and Stockholders' equity	$ 96,271	$ 104,248